Equity instruments	12 Months Ended
Dec. 31, 2018
Equity instruments
Equity instruments

9. Equity instruments

a)   Breakdown

The breakdown by classification and type of Equity instruments is as follows:

	12/31/2017	12/31/2018

Classification:
Financial assets held for trading	2,562	—
Financial assets at fair value through profit or loss	—	2,349
Available-for-sale financial assets	795	—
Financial assets at fair value through other comprehensive income	—	535
	3,357	2,884
Type:
Shares of Mexican companies	3,357	2,884
Shares of foreign companies	—	—
	3,357	2,884

As of December 31, 2017 and 2018, 7 million pesos and 333 million pesos, respectively, of equity instruments have been received as guarantees and/or collateral in connection with the securities loans transactions within Equity instruments - Financial assets at fair value through profit or loss (Financial assets held for trading up to December 31, 2017) (see Note 30).

As of December 31, 2017 and 2018, 107 million pesos and 959 million pesos, respectively, of Equity instruments, have been pledged in connection with securities loans transactions and are classified as restricted assets within Equity instruments - Financial assets at fair value through profit or loss (Financial assets held for trading up to December 31, 2017).

Note 44.a contains a breakdown of the remaining maturity periods of these assets.

b)   Changes

The changes in Financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017) - Equity instruments, were as follows:

	2016	2017	2018

Beginning balance as of January 1	348	326	795
Recognition of own equity instruments held for future equity-settled share-based payments (Note 3.6)	—	—	(247)
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	30	472	—
Valuation adjustments	(52)	(3)	(13)
Amounts reclassified to consolidated income statement	—	—	—
Balance at year-end	326	795	535

Note 27.a includes a breakdown of the valuation adjustments recognized in the consolidated other comprehensive income under Valuation adjustments - Financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017).

c)   Allowance for impairment losses

As of December 31, 2017 and 2018 and during 2016, 2017 and 2018, the Bank has not recognized any impairment on equity instruments.